Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value Euro0.10 per share reserved for future issuance upon the exercise of stock options issuable under the 2026 Performance Share Unit Plan
Amount Registered | shares	1,740,000
Proposed Maximum Offering Price per Unit	4.21
Maximum Aggregate Offering Price	$ 7,325,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,011.64
Offering Note	(1) These shares may be represented by the Registrant's American Depositary Shares, or ADS. Each ADS represents five Ordinary Shares (the "Ratio"). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's Ordinary Shares that become issuable under the Registrant's 2026 Performance Share Unit Plan or by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. (3) Represents ordinary shares that are reserved for future grants under the 2026 Performance Share Unit Plan. These amounts are estimated solely for the purpose of calculating the registration fee. (4) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act based upon the price of $21.05 per ADS, which was the average of the high and low prices of the ADS as reported on NASDAQ for April 30, 2026, and as adjusted for the Ratio.